Document And Entity Information	6 Months Ended
Jun. 30, 2024
Document Information Line Items
Entity Registrant Name	ICECURE MEDICAL LTD.
Document Type	F-1/A
Amendment Flag	true
Amendment Description	Amendment No. 2
Entity Central Index Key	0001584371
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Address, Country	IL
Entity Address, Address Line One	7 Ha’Eshel St
Entity Address, Address Line Two	PO Box 3163
Entity Address, City or Town	Caesarea
Entity Address, Postal Zip Code	3079504
Entity Incorporation, State or Country Code	L3
City Area Code	+972
Local Phone Number	4.6230333
Business Contact
Document Information Line Items
Entity Address, Address Line One	10 W Prospect Street
Entity Address, Address Line Two	Suite 401
Entity Address, City or Town	Nanuet
Entity Address, Postal Zip Code	10954
City Area Code	+1.888
Local Phone Number	902.5716
Contact Personnel Name	IceCure Medical Inc.
Entity Address, State or Province	NY